INVENTORY, NET (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORY

Inventory consists primarily of finished goods. The Company provides an allowance for any slow-moving or obsolete inventory. As of December 31, 2023, and March 31, 2023, inventory consists of the following:

	December 31, 2023	March 31, 2023

Finished Goods	$3,033,714	$2,517,046
Allowance for inventory obsolescence	(843,034)	(880,926)
	$2,190,680	$1,636,120

Inventory consists of the following:
	As of March 31,
	2023	2022
Finished Goods	$2,517,046	$4,482,291
Allowance for obsolescence	(880,926)	(108,055)
	$1,636,120	$4,374,236

SCHEDULE OF ALLOWANCE FOR INVENTORY OBSOLESCENCE

The following table reflects the activity in the allowance for inventory obsolescence for the periods presented:

	Fiscal Year Ended March 31,
	2023	2022
Balance at beginning of fiscal year	$108,055	$85,058
Provision for estimated obsolescence	1,788,999	635,137
Write-offs and recoveries	(1,016,128)	(612,140)
Balance at end of fiscal year	$880,926	$108,055